Subsequent Events (Details Narrative) - USD ($)		1 Months Ended
	Aug. 06, 2021	Jul. 30, 2021
Subsequent Events | CEO
Loan from related parties	$ 125,000
Interest rate on Loan	1%
Subsequent Event [Member] | Three Consultants [Member]
Stock issued for professional services, shares		225,000